Long-term Debt - Series C Narrative (Details) - $ / shares	1 Months Ended
	Jul. 31, 2017	Oct. 31, 2015	Mar. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Apr. 30, 2016	Dec. 31, 2015
Preferred Stock Warrants
Class of Stock [Line Items]
Warrants outstanding (in shares)		163,877	2,667,587	2,672,502	2,672,502
Warrant exercise price (in USD per share)		$ 6.11	$ 6.11	$ 6.11		$ 6.11	$ 6.11
Series C
Class of Stock [Line Items]
Temporary equity, shares issued (in shares)	163,877	327,759
Stock issued, price per share (in USD per share)	$ 6.11	$ 6.11